Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2016	2017	2018
Current tax
- PRC	$103	$116	$173
Deferred tax	55	93	(166)
	$158	$209	$7

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to (loss) income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2016	2017	2018
Provision for income taxes at statutory tax rate in the PRC	$(1,194)	$396	$1,549
Effect of income for which no income tax is chargeable	(210)	(47)	(2,063)
Effect of expense for which no income tax is deductible	1,452	648	716
Net change in valuation allowances	110	(788)	(195)
Effective tax	$158	$209	7

Components of Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2017	2018
Deferred income tax assets	$—	$—
Deferred income tax liabilities	(889)	(775)
Net deferred income tax liabilities	$(889)	(775)

The components of net deferred income tax are as follows:

	March 31,
	2017	2018
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$—	$—
Provision of employee benefits	392	539
Depreciation and amortization	(9)	(128)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,170)	(1,333)
Others	64	328
Less: Valuation allowances	(166)	(181)
Net deferred income tax liabilities	$(889)	(775)